Disposition of renewable energy business - Schedule of Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jan. 08, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets held for sale, current	$ 0.0		$ 166.5
Total assets held for sale, noncurrent	0.0		3,529.1
Total assets held for sale		$ 3,693.2
Total liabilities associated with assets held for sale, current	0.0		153.0
Total liabilities associated with assets held for sale, noncurrent	$ 0.0		1,574.3
Renewable Energy
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents			56.7
Trade and other receivables, net			85.4
Supplies and consumables inventory			4.2
Prepaid expenses			8.6
Derivatives instruments			4.3
Other assets			7.3
Total assets held for sale, current			166.5
Property, plant and equipment, net			3,219.8
Intangible assets, net			15.6
Other long-term investments			277.6
Derivative instruments			3.6
Other assets			12.5
Total assets held for sale, noncurrent			3,529.1
Total assets held for sale			3,695.6
Accounts payable			23.0
Accrued liabilities			106.8
Other long-term liabilities			0.8
Derivative instruments			22.4
Total liabilities associated with assets held for sale, current			153.0
Long term debt			1,348.7
Derivative instruments			98.5
Pension and other post-employment benefits obligation			0.2
Other long-term liabilities			126.9
Total liabilities associated with assets held for sale, noncurrent			1,574.3
Total liabilities associated with assets held for sale		$ 1,694.1	$ 1,727.3